UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    May 9, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $183076



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H.Belo Cl A.                 common           080555105     1484    83000 SH       SOLE                                      83000
American Home Prod.            common           026609107      303     5630 SH       SOLE                                       5630
Anheuser Busch Co.             common           035229103     1233    19804 SH       SOLE                     1608             18196
Bandag, Inc. Cl A              common           059815308     2489   110000 SH       SOLE                   110000
Berkshire Hathaway A           common           084670108     6006      105 SH       SOLE                                        105
Berkshire Hathaway B           common           084670207      901      495 SH       SOLE                                        495
Bristol Myers Squibb           common           110122108      579     9990 SH       SOLE                                       9990
Ceridian Corp.                 common           15677T106      913    47600 SH       SOLE                                      47600
Citigroup Inc.                 common           172967101     1654    27624 SH       SOLE                                      27624
Clorox                         common           189054109     6812   206428 SH       SOLE                    78672            127756
Dentsply Int'l Inc             common           249030107    17607   620500 SH       SOLE                   358100            262400
Department 56, Inc.            common           249509100    18400  1242161 SH       SOLE                   868100            374061
Equifax Inc.                   common           294429105      763    30200 SH       SOLE                                      30200
Federal Home Loan              common           313400301     6968   157700 SH       SOLE                     6200            151500
Federal Nat'l Mtg.             common           313586109      223     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    16394   369450 SH       SOLE                    90000            279450
First Health Group             common           320960107    14608   461900 SH       SOLE                   152300            309600
Franklin Covey Co.             common           353469109     9362  1291245 SH       SOLE                   852200            439045
Gannett Company                common           364730101     1112    15800 SH       SOLE                     1000             14800
Gartner Group Cl A.            common           366651107      907    57600 SH       SOLE                                      57600
Gartner Group Cl B.            common           366651206     1943   145941 SH       SOLE                   143041              2900
General Electric Co.           common           369604103     1027     6600 SH       SOLE                     3200              3400
Grey Advertising Inc           common           397838103     1745     4266 SH       SOLE                      534              3732
H&R Block                      common           093671105     7070   158000 SH       SOLE                    79400             78600
Hillenbrand Ind.               common           431573104      964    28350 SH       SOLE                                      28350
Interpublic Group Co           common           460690100     2755    58300 SH       SOLE                     3600             54700
Intimate Brands                common           461156101     6456   156737 SH       SOLE                    58575             98162
Jenny Craig, Inc.              common           224206102     1434   637500 SH       SOLE                   637500
Johnson & Johnson              common           478160104     2846    40510 SH       SOLE                    14000             26510
Jostens Inc.                   common           481088102     3532   144900 SH       SOLE                   100000             44900
K Swiss Cl A.                  common           482686102     2888   195000 SH       SOLE                   180000             15000
Liz Claiborne                  common           539320101      573    12500 SH       SOLE                     9700              2800
NOVA Corporation               common           669784100     1742    59800 SH       SOLE                                      59800
Nabisco Hldngs. Corp           common           629526104      639    19800 SH       SOLE                                      19800
Pfizer Inc.                    common           717081103      570    15600 SH       SOLE                                      15600
Philip Morris Co.              common           718154107    14489   685868 SH       SOLE                   467600            218268
Procter & Gamble Co.           common           742718109     1953    34572 SH       SOLE                     1336             33236
Ralston Purina Group           common           751277302     1992    72450 SH       SOLE                    12000             60450
Reuters Holdings Inc.          common           76132M102     1817    15218 SH       SOLE                                      15218
Reynolds & Reynolds            common           761695105     1728    64000 SH       SOLE                                      64000
SBC Communications Inc.        common           78387G103      266     6316 SH       SOLE                                       6316
ServiceMaster Co.              common           81760N109     2395   212897 SH       SOLE                   117087             95810
Torchmark Corp.                common           891027104      740    32000 SH       SOLE                     9400             22600
Tupperware Corp.               common           899896104     2228   140900 SH       SOLE                   140000               900
Unilever NV N.Y.(NEW)          common           904784501      258     5357 SH       SOLE                     5357
United Asset Mgmt.             common           909420101     3898   225129 SH       SOLE                   165200             59929
Valassis Comm'ns               common           918866104     2240    67250 SH       SOLE                    60000              7250
Waddell & Reed Cl B.           common           930059209      355     9102 SH       SOLE                     2302              6800
Wesco Financial Co.            common           950817106     3218    12620 SH       SOLE                                      12620
Whitman Corp.                  common           96647K102      599    43000 SH       SOLE                                      43000